SEGMENT INFORMATION - Schedule of Adjustments Related to Minimum Volume Commitments Shortfall Payments (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Adjustments related to MVC shortfall payments	$ (5,442)	$ (4,199)	$ 3,476	$ (3,632)	$ (41,373)
Net change in deferred revenue for MVC shortfall payments					(40,758)
Expected MVC shortfall adjustments					(615)
Total adjustments related to MVC shortfall payments					(41,373)
Williston Basin
Segment Reporting Information [Line Items]
Adjustments related to MVC shortfall payments	(5,665)	(5,549)	0	0
Net change in deferred revenue for MVC shortfall payments					(37,693)
Expected MVC shortfall adjustments					0
Total adjustments related to MVC shortfall payments					(37,693)
Piceance Basin
Segment Reporting Information [Line Items]
Adjustments related to MVC shortfall payments	$ 223	(103)	(103)	10
Net change in deferred revenue for MVC shortfall payments					(3,065)
Expected MVC shortfall adjustments					(3)
Total adjustments related to MVC shortfall payments					(3,068)
Barnett Shale
Segment Reporting Information [Line Items]
Adjustments related to MVC shortfall payments		$ 1,453	$ 3,579	$ (3,642)
Net change in deferred revenue for MVC shortfall payments					0
Expected MVC shortfall adjustments					(612)
Total adjustments related to MVC shortfall payments					$ (612)